Temporary Equity and Stockholders' Deficiency - Schedule of Share-based Compensation, Shares Outstanding Under Stock Option Plans, by Exercise Price Range (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	9,631,890	9,499,265
Options Exercisable, Weighted Exercise Average Remaining Life In Years	2 years 7 months 6 days	1 year 3 months 19 days
Options Exercisable, Exercisable Number of Options	2,465,142	5,232,035
Exercise Price Range 0.54 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.54	$ 0.54
Options Outstanding, Outstanding Number of Options	1,500,000	1,500,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	4 years	0 years
Options Exercisable, Exercisable Number of Options	375,000	0
Exercise Price Range 0.77 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.77	$ 0.77
Options Outstanding, Outstanding Number of Options	1,320,000	1,320,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	3 years 4 months 24 days	0 years
Options Exercisable, Exercisable Number of Options	495,002	0
Exercise Price Range 1.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 1.10	$ 1.10
Options Outstanding, Outstanding Number of Options	1,070,000	1,370,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	3 years 1 month 6 days	3 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	468,140	342,500
Exercise Price Range 2.20 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 2.20	$ 2.20
Options Outstanding, Outstanding Number of Options	1,242,000	3,071,890
Options Exercisable, Weighted Exercise Average Remaining Life In Years	1 year 6 months	1 year 6 months
Options Exercisable, Exercisable Number of Options	1,117,000	2,679,160
Exercise Price Range 2.48 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price		$ 2.48
Options Outstanding, Outstanding Number of Options		2,237,375
Options Exercisable, Weighted Exercise Average Remaining Life In Years		8 months 12 days
Options Exercisable, Exercisable Number of Options		2,210,375